Options (Tables)	12 Months Ended
Nov. 30, 2021
Options
Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions
	November 30,	November 30,	November 30,
	2021	2020	2019

Volatility	-	-	93.90% - 111.93%
Risk-free interest rate	-	-	1.62% - 1.90%
Expected life (in years)	-	-	5.78 - 10.00
Dividend yield	-	-	-
The weighted average grant date fair value of options granted	-	-	$0.22 - $0.28

Schedule Of Share-based Compensation, Stock Options, Activity
	November 30, 2021			November 30, 2020			November 30, 2019
		Weighted			Weighted			Weighted
		average	Weighted		average	Weighted		average	Weighted
		exercise	average		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value	options	share	fair value
		$	$		$	$		$	$
Outstanding, beginning of year	1,697,638	2.92	1.99	2,353,829	8.35	4.30	555,651	37.70	19.33
Granted	-	-	-	-	-	-	1,887,000	0.35	0.26
Cancelled	(156,572)	1.05	0.57	(101,182)	1.53	0.78	-	-	-
Forfeiture	(6,666)	0.35	0.22	(225,315)	0.35	0.22	(28,432)	1.41	0.80
Expired	(44,900)	27.60	13.74	(329,694)	42.84	19.68	(60,390)	31.54	14.27
Balance, end of year	1,489,500	2.40	1.80	1,697,638	2.92	1.99	2,353,829	8.35	4.30

Options exercisable, end of year	1,489,500	2.40	1.80	1,231,309	3.90	2.64	1,122,189	17.12	8.75

Schedule Of Share-based Compensation, Shares Authorized Under Stock Option Plans, By Exercise Price Range
	Options outstanding				Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted
		average	average	average		average	average
		exercise	remaining	grant		exercise	grant
Exercise	Number	price per	contract	date	Number	price per	date
price	outstanding	share	life (years)	fair value	exercisable	share	fair value
$		$		$		$	$
Under 25	1,404,500	0.55	7.19	0.38	1,404,500	0.55	0.38
26.00 - 50.00	85,000	32.70	0.21	25.08	85,000	32.70	25.08
	1,489,500	2.40			1,489,500	0.12	-

Schedule Of Employee Service Share-based Compensation, Allocation Of Recognized Period Costs
	November 30,	November 30,	November 30,
	2021	2020	2019
		$	$
Research and development	9,719	60,446	212,357
Selling, general and administrative	2,266	11,199	52,211
	11,985	71,645	264,568